Investments in subsidiaries, joint ventures and associates	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates
Investments in subsidiaries, joint ventures and associates
11. Investments in subsidiaries, joint ventures and associates

Accounting policy

Investments in subsidiaries are accounted for under the equity method of accounting in the parent’s individual financial statements. A subsidiary is an investee in which the investor is entitled to variable returns on investment and has the ability to interfere in its financial and operational activities.

Investments in associates and joint ventures are accounted for under the equity method of accounting in the financial statements. An associate is an investment in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control. A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement which establishes that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

The table below presents the positions of equity and income (loss) for the year by company:

	Equity	Income (loss) for the year	Interest in share capital - % (*)	Investments/ Provision for equity deficiency		Share of profit (loss) of subsidiaries, joint ventures and associates
				12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2022
Joint ventures
União Vopak – Armazéns Gerais Ltda.	540	(1,460)	50.00	270	1,550	(730)	7,694	(3,880)
Refinaria de Petróleo Riograndense S.A.	6,081	(83,097)	33.14	2,015	31,553	(27,537)	7,668	26,110
Latitude Logística Portuária S.A.	4,449	(7,555)	50.00	2,225	6,002	(3,777)	(1,636)	(2,339)
Navegantes Logística Portuária S.A.	22,093	(25,417)	33.33	7,364	15,836	(8,472)	(7,413)	(11,040)
Nordeste Logística I S.A.	17,878	(513)	33.33	5,959	7,071	(171)	730	2,591
Nordeste Logística II S.A.	56,347	4,698	33.33	18,782	17,216	1,566	(2,199)	(2,007)
Nordeste Logística III S.A.	54,991	1,478	33.33	18,330	18,004	493	967	(30)
Química da Bahia Indústria e Comércio S.A.	6,637	(319)	50.00	3,319	3,478	(159)	(42)	(8)
Terminal de Combustíveis Paulínia S.A. ("Opla") (i)	119,388	8,324	50.00	59,694	54,155	4,162	4,071	-
Other investments	‐	‐	‐	281	349	‐	‐	-
Associates
Hidrovias do Brasil S.A. (ii)	1,203,135	(229,904)	41.94	504,629	‐	(94,842)	‐	-
Metalúrgica Plus S.A.	(1,045)	(276)	33.33	(349)	(256)	(91)	(99)	(105)
Plenogás Distribuidora de Gás S.A.	3,124	2,010	33.33	1,041	497	672	124	118
Other investments	‐	‐	‐	41	33	‐	‐	-
Transportadora Sulbrasileira de Gás S.A.	13,994	6,812	25.00	3,498	3,978	1,704	2,043	2,771

Goodwill on investments (*)
Terminal de Combustíveis Paulínia S.A. ("Opla")	‐	‐	‐	117,306	158,634	‐	‐	-
Hidrovias do Brasil S.A.	‐	‐	‐	775,044	‐	‐	‐	-

Fair value adjustment on investments
Terminal de Combustíveis Paulínia S.A. ("Opla")	‐	‐	‐	38,835	‐	(2,493)	‐	-

Advances for acquisition
Advances - Pão de Açúcar Group stations (iii)	‐	‐	‐	90,000	‐	‐	‐	-

Advance for future capital increase
Hidrovias do Brasil S.A. (v)	‐	‐	‐	500,000	‐	‐	‐	-

Total (A)				2,148,284	318,100	(129,675)	11,908	12,181
Total provision for equity deficit (B)				(349)	(256)
Total investments (A-B)				2,148,633	318,356

(*)	For more information on the accounting policy, see Note 14.a.
(i)	Subsidiary Ultracargo Logística S.A. acquired a 50% interest in Opla on July 1, 2023. The purchase price allocation (PPA) was completed in June 2024. For further information, see Note 27.
(ii)	Hidrovias is engaged in logistics and waterway, highway and multimodal infrastructure activities in Brazil and abroad. As of May 2024, date on which the Company began to hold significant influence in Hidrovias, the share of profit (loss) of the associate is recorded with a 2-month lag, as it was not feasible to consolidate the figures at the time of acquisition and since then the Company has maintained consistency in its disclosures. For further information, see Note 27.a.
(iii)	The amount refers to the advance for the acquisition of Pão de Açúcar Group service stations by subsidiary Centro de Conveniências Millenium Ltda. For further information, see Note 1.b.3
(iv)	The amount refers to the advance for future capital increase of Hidrovias, made by subsidiary Ultrapar Logística Ltda. For further information, see Note 27.a

The financial position and income of subsidiaries which have relevant non-controlling interests is shown below:

	Consolidated
	Proportion of interest in share capital and voting rights held by non-controlling interests		Equity attributable to non-controlling interests		Income allocated to non-controlling interests for the year
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2022
Subsidiaries	%	%
Iconic Lubrificantes S.A.	44%	44%	484,986	477,710	135,428	72,505	34,955
WTZ Participações S.A.	48%	-	116,249	‐	25,082	‐	-
Other investments	-	-	63,491	45,621	2,650	5,453	4,275
			664,726	523,331	163,160	77,958	39,230

The summarized financial information of the associates and joint ventures relevant for the Company is presented below. The individual financial statements of these entities may differ from the financial information presented here, which is prepared considering Ultrapar's accounting policies and using the most recent financial information available.

	12/31/2024		12/31/2023		10/31/2022
	Joint ventures		Joint ventures		Joint ventures
	RPR	Opla	RPR	Opla	RPR
Total assets	1,069,063	182,810	844,959	190,626	772,351
Total liabilities	1,062,982	63,422	717,926	82,315	696,501
Equity	6,081	119,388	127,033	108,311	75,850
Net revenue	2,177,747	60,281	2,954,931	35,117	3,215,987
Net income (loss) for the year	(83,097)	8,324	20,899	8,141	78,599

Number of shares or units held	1,719,491	16,957,908	5,078,888	33,915,815	5,078,888
Interest in share capital - %	33.14	50.00	33.14	50.00	33.14

10/31/2024
Associate
Hidrovias (Consolidated)
Current assets	1,234,849
Noncurrent assets	5,338,418
Current liabilities	1,705,175
Noncurrent liabilities	3,664,958
Equity	1,203,134

Net revenue	1,260,687
Gross profit	137,235
Net loss for the period	(324,791)

Number of shares or units held	318,925,700
Interest in share capital - %	41.94

Balances and changes in investments in subsidiaries, joint ventures and associates are as follows:

	Joint ventures	Associates	Advances	Advances for future capital increase	Total
Balance as of December 31, 2021 (i)	71,389	7,204			78,593
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	9,397	2,784	-	-	12,181
Dividends	(4,298)	(2,076)	-	-	(6,374)
Equity instrument granted (ii)	‐	‐	-	-	‐
Accumulated other comprehensive income	267	‐	-	-	267
Actuarial gain of post-employment benefits of subsidiaries, net of income and social contribution taxes	(1,440)	‐	-	-	(1,440)
Capital increase in cash	28,000	‐	-	-	28,000
Shareholder transactions - changes of interest	3,528	(3,528)	-	-	‐
Balance as of December 31, 2022 (i)	106,843	4,384	‐	‐	111,227
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	9,840	2,068	‐	‐	11,908
Dividends	(11,072)	(2,200)	‐	‐	(13,272)
Equity instrument granted (ii)	899	‐	‐	‐	899
Acquisition of Terminal de Combustíveis Paulínia S.A. ("Opla")	210,096	‐	‐	‐	210,096
Capital decrease	(3,100)	‐	‐	‐	(3,100)
Other movements	342	‐	‐	‐	342
Balance as of December 31, 2023 (i)	313,848	4,252	‐	‐	318,100
Share of profit (loss) of subsidiaries, joint ventures and associates (*)	(34,625)	(92,557)	‐	‐	(127,182)
Amortization of fair value adjustments	(2,493)	‐	‐	‐	(2,493)
Dividends	‐	(1,196)	‐	‐	(1,196)
Equity instrument granted (ii)	‐	1,540	‐	‐	1,540
Accumulated other comprehensive income	(2,427)	37,458	‐	‐	35,031
Capital increase in cash	‐	42,985	‐	‐	42,985
Capital decrease in shares	(522)	‐	‐	‐	(522)
Advances for investments - GPA stations	‐	‐	90,000	-	90,000
Acquisition of shares of Hidrovias do Brasil S.A.	‐	647,201	‐	‐	647,201
Transfers of financial assets to investments (iii)	‐	645,333	‐	‐	645,333
Advance for future capital increase (iv)	‐	-	-	500,000	500,000
Other movements	599	(1,112)	‐	‐	(513)
Balance as of December 31, 2024 (i)	274,380	1,283,904	90,000	500,000	2,148,284

(*)	Adjusted for unrealized profits between subsidiaries.
(i)	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
(ii)	Amounts refer to grants of long-term incentives in subsidiaries Ultrapar Mobilidade, Ultragaz Participações and Ultrapar Logística.
(iii)	Amounts refer to the acquisition of stake in Hidrovias do Brasil S.A. For further details, see Note 27.a.
(iv)	Amounts refer to the advance for future capital increase made in December 2024 by subsidiary Ultrapar Logística Ltda. in Hidrovias do Brasil S.A.